Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Non-capital losses carried forward	$ 11,055,000	$ 8,823,000
Depreciation and amortization	157,000	135,000
Share issuance costs	357,000	194,000
Property and equipment	1,000
Total deferred tax assets	11,570,000	9,152,000
Valuation allowance	(11,570,000)	(9,152,000)
Net deferred tax asset